Consolidated statements of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 63,629	$ 83,814	$ 80,236
Other comprehensive income (loss), net of tax:
Net change in unrealized gain (loss) in available-for-sale securities, net of taxes of $5,781, $6,227, and $(2,025)	18,430	17,693	(5,439)
Reclassification adjustment for (gain) loss on sale of securities included in net income, net of taxes of $(348), $24, and $9	(987)	67	44
Net change in unrealized (loss) gain in hedging activities, net of taxes of $(363), $(322), and $366	(1,031)	(914)	1,039
Reclassification adjustment for gain on hedging activities, net of taxes of $(337), $(170), and $(45)	(955)	(481)	(128)
Total other comprehensive income (loss), net of tax	15,457	16,365	(4,484)
Comprehensive income	79,086	100,179	75,752
Comprehensive income applicable to noncontrolling interests	8	0	0
Comprehensive income applicable to FB Financial Corporation	$ 79,078	$ 100,179	$ 75,752